BORROWINGS - Long-term Future Principal Repayments (Details)	Dec. 31, 2019 CNY (¥)
BORROWINGS
2020	¥ 529,857,922
2021	623,041,126
2022	121,985,440
2023	97,463,105
2024	100,908,790
Thereafter	642,788,704
Total	¥ 2,116,045,087